SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) - shares	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Trading days		20 days
Vesting period		4 years
Percentage of options vesting after one year		25.00%
Vesting period for specific portion of awards		1 year
Period after the first year during which award vests quarterly		3 years
Maximum term of awards granted under the plan		10 years
MLU B.V
SHARE-BASED COMPENSATION
Number of units exchanged	671,526
Number outstanding (in shares)	2,720
SARs
SHARE-BASED COMPENSATION
Granted (in shares)		0	0	0
Number outstanding (in shares)		101,100	126,100
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)	2,303,889	10,561,259
Number outstanding (in shares)		15,889,959	12,801,232
PSU
SHARE-BASED COMPENSATION
Maximum percentage of awards can be earned on granted		250.00%
2007 Plan
SHARE-BASED COMPENSATION
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant		3 months
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards		20.00%
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant		9 months
2018 plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards		5.70%
Vesting period		4 years
Percentage of options vesting after one year		25.00%
Vesting period for specific portion of awards		1 year
Period after the first year during which award vests quarterly		3 years
Maximum term of awards granted under the plan		10 years
Granted (in shares)		0
2018 plan | RSUs
SHARE-BASED COMPENSATION
Granted (in shares)		118,308
Number outstanding (in shares)		2,720	271,542